Short Term Loan (Details) ₪ in Thousands, $ in Thousands						12 Months Ended
	Sep. 30, 2023	Feb. 28, 2023	Aug. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 15, 2022 USD ($)	Dec. 15, 2022 ILS (₪)	Aug. 31, 2022 ILS (₪)	Sep. 30, 2021 ILS (₪)	Jul. 31, 2020 ILS (₪)
Short Term Loan (Details) [Line Items]
Principal amount				$ 1,934	$ 1,452	$ 1,258		$ 500	₪ 1,708		₪ 6,000	₪ 5,000
Annual interest				1.50%	6.25%
Principal amount						184
Interest of Prime			4.85%
Remaining principal amount						485
Aggregate principal amount						9,692	₪ 34,106
Restricted bank deposits						3,002
Bearing interest		8.75%
Aggregate value						$ 941	3,313
Bank loans | ₪							337
Subsidiary’s adjusted equity (in New Shekels) | ₪							₪ 500
Interest lower						10.00%	10.00%
Instalments One [Member]
Short Term Loan (Details) [Line Items]
Annual interest	1.50%
Instalments Two [Member]
Short Term Loan (Details) [Line Items]
Annual interest	1.95%
Financial covenants [Member]
Short Term Loan (Details) [Line Items]
Bank loans						$ 95
Bank Loans [Member]
Short Term Loan (Details) [Line Items]
Bank loans						13,336	₪ 46,929
Comsec Ltd [Member]
Short Term Loan (Details) [Line Items]
Principal amount				$ 309							₪ 980
Aginix [Member]
Short Term Loan (Details) [Line Items]
Principal amount			$ 151							₪ 500
Remaining principal amount			$ 95
Comsec [Member]
Short Term Loan (Details) [Line Items]
Principal amount						9,690
Comsec Ltd [Member]
Short Term Loan (Details) [Line Items]
Principal amount						$ 1,705